DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2016
DEBT AND CAPITAL LEASES
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2016	2015

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2020 through 2025	$44.9	$44.9
Long-term notes:
Senior notes due 2017 at 6.6%	249.7	249.4
Senior notes due 2020 at 5.4%	249.3	249.0
Senior notes due 2023 at 3.4%	248.4	248.2
Senior notes due 2033 at 6.0%	148.6	148.6
Capital leases	25.2	26.0
Less amount classified as current (1)	(252.7)	(2.5)

Total long-term debt and capital leases (2)	$713.4	$963.6

(1)	In 2016, we reclassified approximately $250 million of senior notes due on October 1, 2017 from long-term debt to current portion of long-term debt.
(2)	Includes unamortized debt issuance cost and debt discount of $3.6 million and $.4 million as of year-end 2016 and $4.4 million and $.5 million as of year-end 2015, respectively.

Schedule of maturities of long-term debt and capital lease payments for each of the next five fiscal years and thereafter
Year	(In millions)

2017 (classified as current)	$254.1
2018	4.1
2019	4.0
2020	268.6
2021	3.5
2022 and thereafter	440.9